Share-based Compensation	3 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Share-based compensation expense has been allocated as follows:

	Three months ended		Six months ended
	June 30, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Cost of goods sold	-	-	-	-
Sales and marketing	6	13	10	24
Research and development	4	7	8	14
General and administrative	34	65	65	122
	44	85	83	160

As of June 30, 2011 the total remaining unrecognized compensation cost related to non-vested stock options, net of forfeitures, was approximately $196.

During the three and six months ended June 30, 2011, we granted 5,000 stock options. During the three and six months ended June 30, 2010 we granted 90,000 and 141,750 stock options, respectively.  We use judgment in determining the fair value of the share-based payments on the date of grant using an option-pricing model with assumptions regarding a number of highly complex and subjective variables.  These variables include the risk-free interest rate of the awards, the expected life of the awards, the expected volatility over the term of the awards, the expected dividends of the awards, and an estimate of the amount of awards that are expected to be forfeited.  We use the Black-Scholes option pricing model to determine the fair value of share-based payments granted under ASC Topic 718.